INVENTORY - Movement in the Inventory Write-downs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Inventory [Line Items]
Inventory write-downs - opening balance	$ (14,504)
Inventory write-downs - closing balance	(22,977)	$ (14,504)
Depreciation/impairment
Summary Of Inventory [Line Items]
Inventory write-downs - opening balance	0	0	$ 0
Charges to the statement of profit or (loss)	1,665	0	0
Deductions / Releases	0	0	0
Inventory write-downs - closing balance	$ 1,665	$ 0	$ 0